TANGIBLE ASSETS - Investment properties - Summary (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Investment properties, cost	$ 605,269	$ 684,497
Investment properties, accumulated adjustments to fair value	203,287	244,069
Investment properties	808,556	928,566
Land
Disclosure of detailed information about property, plant and equipment [line items]
Investment properties, cost	363,220	446,012
Investment properties, accumulated adjustments to fair value	135,899	194,289
Investment properties	499,119	640,301
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Investment properties, cost	242,049	238,485
Investment properties, accumulated adjustments to fair value	67,388	49,780
Investment properties	$ 309,437	$ 288,265